Income Tax (Details 3) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss carry-forwards	$ 236,963	$ 1,556,422	$ 640,504
Total of deferred tax assets	236,963	1,556,422	640,504
Less: valuation allowance	(236,963)	(1,556,422)	(640,504)
Net deferred assets